FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Interest gain	$ 4,777	$ 2,832	$ 652
TOTAL	4,777	2,832	652
Finance expense
Other interest	(9,647)	(4,722)	(4,150)
Interest expense on lease liabilities	(6,319)	(6,822)	(5,415)
Interest expense on borrowings	(4,106)	(2,491)	(915)
Banking expenses	(3,423)	(2,290)	(2,085)
Other	(258)	(227)	(143)
TOTAL	(23,753)	(16,552)	(12,708)
Other financial results, net
Net gain (loss) arising from financial assets measured at fair value through PL	23,564	(7,537)	(8,537)
Gain on transaction with bonds	9,157	13,883	708
Net gain arising from financial assets measured at fair value through OCI	630	500	6
Foreign exchange (loss) gain, net	(22,009)	(6,673)	3,900
TOTAL	$ 11,342	$ 173	$ (3,923)